BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss	$ (51,334)	$ (56,566)	$ (28,720)
Dividends accumulated for the period			(2,964)
Net loss available to shareholders of ordinary shares	$ (51,334)	$ (56,566)	$ (31,684)
Denominator:
Shares used in computing net loss per ordinary shares, basic and diluted	39,408,928	37,847,093	11,597,826